CONSOLIDATED STATEMENT OF INCOME - ARS ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Interest Income		$ 9,472,848,055	$ 10,845,195,942	$ 13,619,402,361
Interest Expense		(3,877,496,285)	(4,070,681,275)	(8,670,181,083)
Net Income from Interest		5,595,351,770	6,774,514,667	4,949,221,278
Fee Income		2,005,783,257	1,672,335,055	1,566,219,850
Fee related Expenses		(273,632,913)	(236,000,777)	(215,733,846)
Net Fee Income		1,732,150,344	1,436,334,278	1,350,486,004
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss		787,913,420	1,140,476,332	784,622,129
Income from Derecognition of Assets Measured at Amortized Cost		12,137,043	270,115,476	120,622,084
Exchange rate differences on foreign currency		250,596,951	203,693,157	1,754,809,706
Other Operating Income		882,585,086	642,508,531	1,093,613,011
Insurance Business Result		60,818,239	21,086,417	104,110,212
Impairment Charge		(2,947,227,349)	(1,135,001,964)	(546,240,196)
Net Operating Income		6,374,325,504	9,353,726,894	9,611,244,228
Personnel Expenses		(1,233,243,524)	(1,356,897,583)	(1,006,810,214)
Administrative Expenses		(1,210,424,932)	(991,912,371)	(845,715,610)
Depreciation Expenses		(304,585,252)	(247,400,451)	(241,428,954)
Other Operating Expenses		(1,815,475,947)	(1,657,523,030)	(1,620,151,723)
Loss on net monetary position		(1,511,508,497)	(3,137,295,161)	(4,349,995,302)
Operating Income		299,087,352	1,962,698,298	1,547,142,425
Share of profit from Associates and Joint Ventures	[1]	4,764,265	924,264,958	8,393,403
Income before Taxes from Continuing Operations		303,851,617	2,886,963,256	1,555,535,828
Income Tax from Continuing Operations		(91,239,578)	(771,682,938)	(589,661,660)
Net Income from Continuing Operations		212,612,039	2,115,280,318	965,874,168
Net Income for the Year		212,612,039	2,115,280,318	965,874,168
Net Income for the Year Attributable to parent company´s owners		212,523,704	2,115,458,228	965,881,373
Net Income for the Year Attributable to Non-controlling Interests		88,335	(177,910)	(7,205)
Earnings per Share
Net Income Attributable to parent company´s owners		212,523,704	2,115,458,228	965,881,373
Net Income Attributable to parent company´s owners Adjusted by dilution effects		$ 212,523,704	$ 2,115,458,228	$ 965,881,373
Weighted-Average of Ordinary Shares Outstanding for the Year (in shares)		1,604,164	1,483,089	1,474,692
Diluted Weighted-Average of Ordinary Shares Outstanding for the Year (in shares)		1,604,164	1,483,089	1,474,692
Basic Earnings per Share (in ars per share)		$ 132.48	$ 1,426.39	$ 654.97
Diluted Earnings per Share (in ars per shares)		$ 132.48	$ 1,426.39	$ 654.97

[1]	Includes bargain purchase gain on acquisition of subsidiaries. See Note 15.3.